CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [Line Items]
Net income	$ 437,904	$ 924,440	$ 874,806
Adjustments to reconcile net cash flows from operating activities:
Net cash used in operating activities	(338,432)	261,816	(3,715,193)
CHANGE IN CASH	(374,887)	2,069,196	(430,727)
Cash, beginning of year	2,077,166	7,970	438,697
Cash, end of year	1,702,279	2,077,166	7,970
Parent Company [member]
Statement [Line Items]
Net income	437,904	842,661	869,006
Adjustments to reconcile net cash flows from operating activities:
EQUITY IN EARNINGS OF SUBSIDIARIES	(437,904)	(842,661)	(869,006)
Net cash used in operating activities	0	0	0
CHANGE IN CASH	0	0	0
Cash, beginning of year	0	0	0
Cash, end of year	$ 0	$ 0	$ 0